Principal Accounting Policies - Schedule of Finite Lived Intangible Assets Useful Lives (Detail)	12 Months Ended
Mar. 31, 2023
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Dealership [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months